Equity - Summary of Shares Held By Subsidiaries (Detail) shares in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2021 TWD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 TWD ($) shares
Disclosure of subsidiaries [Line Items]
Shares Held By Subsidiaries (in thousands)	72,941	72,941	72,941
Shares Held By Subsidiaries, Value	$ 1,959,107	$ 70,624	$ 1,959,107
ASE Test Limited [member]
Disclosure of subsidiaries [Line Items]
Shares Held By Subsidiaries (in thousands)	44,100	44,100	44,100
Shares Held By Subsidiaries, Value	$ 1,380,721	$ 49,774	$ 1,380,721
J & R Holding Limited [member]
Disclosure of subsidiaries [Line Items]
Shares Held By Subsidiaries (in thousands)	23,352	23,352	23,352
Shares Held By Subsidiaries, Value	$ 381,709	$ 13,760	$ 381,709
ASE Test, Inc. [member]
Disclosure of subsidiaries [Line Items]
Shares Held By Subsidiaries (in thousands)	5,489	5,489	5,489
Shares Held By Subsidiaries, Value	$ 196,677	$ 7,090	$ 196,677
Fair value [member]
Disclosure of subsidiaries [Line Items]
Shares Held By Subsidiaries, Value	7,768,270	280,039	5,930,144
Fair value [member] | ASE Test Limited [member]
Disclosure of subsidiaries [Line Items]
Shares Held By Subsidiaries, Value	4,696,675	169,311	3,585,349
Fair value [member] | J & R Holding Limited [member]
Disclosure of subsidiaries [Line Items]
Shares Held By Subsidiaries, Value	2,486,975	89,653	1,898,508
Fair value [member] | ASE Test, Inc. [member]
Disclosure of subsidiaries [Line Items]
Shares Held By Subsidiaries, Value	$ 584,620	$ 21,075	$ 446,287